Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
YieldMax BABA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	47.44%
YieldMax(R) MARA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(48.32%)
YieldMax(R) PLTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	79.52%
YieldMax(R) SMCI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(13.63%)
YieldMax(R) TSM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	41.03%
YieldMax(R) Short TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(14.68%)
YieldMax(R) Short NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(31.38%)
YieldMax(R) Short COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(24.71%)
YieldMax(R) Innovation Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.17%	8.46%	20.15%
YieldMax(R) Gold Miners Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	87.93%
YieldMax(R) Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.43%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.78%